Label	Element	Value
Lazard Retirement Emerging Markets Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001033669_SupplementTextBlock

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Emerging Markets Income Portfolio

Supplement to Current Prospectus

The following replaces the table in “Summary Section—Lazard Retirement Emerging Markets Income Portfolio—Fees and Expenses” in the Prospectus:

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.65%	.65%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses*	.37%	.37%
Total Annual Portfolio Operating Expenses	1.27%	1.02%
Fee Waiver and Expense Reimbursement**	.22%	.22%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	1.05%	.80%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2018, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% and .80% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Summary Section—Lazard Retirement Emerging Markets Income Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$107	$381	$676	$1,515
Investor Shares	$82	$303	$542	$1,228

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Retirement Emerging Markets Income Portfolio